Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest income
Trading assets	$ 1,358		$ 1,440		$ 1,098
Securities available for sale	8,098		8,475		9,666
Mortgages held for sale	1,825		1,644		1,736
Loans held for sale	41		58		101
Loans	36,482		37,247		39,760
Other interest income	587		548		435
Total interest income	48,391		49,412		52,796
Interest expense:
Deposits	1,727		2,275		2,832
Short-term borrowings	79		80		92
Long-term debt	3,110		3,978		4,888
Other interest expense	245		316		227
Total interest expense	5,161		6,649		8,039
Net interest income	43,230		42,763		44,757
Provision for credit losses	7,217		7,899		15,753
Net interest income after provision for credit losses	36,013		34,864		29,004
Noninterest income
Service charges on deposit accounts	4,683		4,280		4,916
Trust and investment fees	11,890		11,304		10,934
Card fees	2,838		3,653		3,652
Other fees	4,519		4,193		3,990
Mortgage banking	11,638		7,832		9,737
Insurance	1,850		1,960		2,126
Net gains from trading activities	1,707		1,014		1,648
Net gains (losses) on debt securities available for sale	(128)	[1]	54	[1]	(324)	[1]
Net gains from equity investments	1,485	[2]	1,482	[2]	779	[2]
Operating leases	567		524		815
Other	1,807		1,889		2,180
Total noninterest income	42,856		38,185		40,453
Noninterest expense
Salaries	14,689		14,462		13,869
Commission and incentive compensation	9,504		8,857		8,692
Employee benefits	4,611		4,348		4,651
Equipment	2,068		2,283		2,636
Net occupancy	2,857		3,011		3,030
Core deposit and other intangibles	1,674		1,880		2,199
FDIC and other deposit assessments	1,356		1,266		1,197
Other	13,639		13,286		14,182
Total noninterest expense	50,398		49,393		50,456
Income before income tax expense	28,471		23,656		19,001
Income tax expense	9,103		7,445		6,338
Net income before noncontrolling interests	19,368		16,211		12,663
Less: Net income (loss) from noncontrolling interests	471		342		301
Wells Fargo net income	18,897		15,869		12,362
Less: Preferred stock dividends and other	898		844		730
Wells Fargo net income applicable to common stock	$ 17,999		$ 15,025		$ 11,632
Per share information
Earnings per common share	$ 3.40		$ 2.85		$ 2.23
Diluted earnings per common share	$ 3.36		$ 2.82		$ 2.21
Dividends declared per common share	$ 0.88		$ 0.48		$ 0.20
Average common shares outstanding	5,287.6		5,278.1		5,226.8
Diluted average common shares outstanding	5,351.5		5,323.4		5,263.1

[1]	Total other-than-temporary impairment (OTTI) losses (gains) were $3 million, $349 million and $500 million for the year ended December 31, 2012, 2011 and 2010, respectively. Of total OTTI, losses of $240 million, $423 million and $672 million were recognized in earnings, and gains of $(237) million, $(74) million and $(172) million were recognized as non-credit-related OTTI in other comprehensive income for the year ended December 31, 2012, 2011 and 2010, respectively.
[2]	Includes OTTI losses of $176 million, $288 million and $268 million for the year ended December 31, 2012, 2011 and 2010, respectively.